CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	5. CASH AND CASH EQUIVALENTS As of December 31, 2022 and December 31, 2021, the Company recorded cash and cash equivalents of $31,986 and $610,947 respectively which consists of bank balances.